TRADE AND OTHER RECEIVABLES (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current commercial debtors
Trade debtors	$ 147,728,216	$ 154,405,224
Allowance for expected credit losses - trade debtors	(3,205,749)	(3,521,734)
Other current debtors	16,722,240	28,189,937
Allowance for expected credit losses - Other current debtors	(2,830,299)	(2,825,453)
Current commercial debtors	164,450,456	182,595,161
Allowance for expected credit losses - Current commercial debtors	(6,036,048)	(6,347,187)
Prepayments suppliers	8,672,820	8,057,544
Other current accounts receivable	990,047	631,975
Allowance for expected credit losses - Other current accounts receivable	(262,160)	(146,926)
Commercial debtors and other current accounts receivable	174,113,323	191,284,680
Allowance for expected credit losses - Commercial debtors and other current accounts receivable	(6,298,208)	(6,494,113)
Non-current accounts receivable
Trade debtors	66,510	58,336
Other non-current debtors	1,204,187	2,335,322
Other non-current accounts receivable		2,193
Non-current accounts receivable	1,270,697	2,395,851
Trade and other receivables	175,384,020	193,680,531
Allowance for expected credit losses - Trade and other receivables	(6,298,208)	(6,494,113)
Assets before provisions.
Current commercial debtors
Trade debtors	150,933,965	157,926,958
Other current debtors	19,552,539	31,015,390
Current commercial debtors	170,486,504	188,942,348
Prepayments suppliers	8,672,820	8,057,544
Other current accounts receivable	1,252,207	778,901
Commercial debtors and other current accounts receivable	180,411,531	197,778,793
Non-current accounts receivable
Trade debtors	66,510	58,336
Other non-current debtors	1,204,187	2,335,322
Other non-current accounts receivable		2,193
Non-current accounts receivable	1,270,697	2,395,851
Trade and other receivables	$ 181,682,228	$ 200,174,644